Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) Segments shares	Dec. 31, 2019 USD ($) Segments	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) shares	Oct. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation		6.9762		6.8632			6.9762
Convenience translation rate		6.9618					6.9618
Restricted cash		¥ 3,686,203,000		¥ 3,677,557,000			$ 529,490
Cash collateral for borrowed securities		251,853,000		26,000,000
Cash held in escrow accounts		44,367,000		10,436,000
Insignificant equity method investments		803,691,000	$ 115,443	155,286,000	¥ 9,953,000
Disposed equity method investments		20,000,000		0	0
Gain on disposed equity method investments		10,621,000		0	0
Disposed non marketable equity securities		1,508		0	0
Loss on disposed non marketable equity securities		7,000		0	0
Cash consideration for equity interests		¥ 96,622,000		81,000,000
Acquired of equity interest		10.00%					10.00%
Impairment of long-lived assets		¥ 4,600,000		0	0
Gain from quality assurance fund		¥ 98,400,000	$ 14,100	510,900,000	5,900,000
Percentage of principal amount invested received		0.10%	0.10%
Restricted cash transferred to cash and cash equivalents														¥ 45,567,000
Reversal of gains					213,958,000
Expected discretionary payment to investor reserve				39,041,000	107,660,000
Discretionary payment to investor reserve				68,619,000
Operating revenues				¥ 4,218,946,000
Percentage on statutory reserve contribution from net profit		50.00%	50.00%
Number of reportable segments | Segments		1	1
Number of geographical segments | Segments		0	0
Treasury stock, common shares | shares		20,634,265		46,301,000			20,634,265
Appropriations to the general reserve		¥ 61,192,000		¥ 200,916,000	39,428,000
Maximum potential future payments of outstanding loans		0					$ 0
Equity method investment impairment		0		0	0
Reclassified provision for loan receivables		299,504,000
Prior period reclassification amount				192,749,000	46,586,000
Operating lease right of use asset		95,786,000					$ 13,759					¥ 127,066,000
Operating lease liability		85,143,000										¥ 118,420,000
Cummulative effect on retained earnings				176,494,000
Non-marketable equity investments		856,211,000		86,501,000
Non-marketable Equity Method Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount of fair value adjustment		0		77,000
Non-marketable Equity Investments In Financial Industry [Member]
Summary Of Significant Accounting Policies [Line Items]
Non-marketable equity investments		700,000,000
Fujian Zhiyun [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Net assets of guarantee company						¥ 0
Individual Investors With Capped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash				2,414,449,000
Institutional Investors Without Uncapped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		1,473,749,000
Shanghai Yi Yang Automobile Service Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests													¥ 30,000,000
Acquired of equity interest													5.00%
Shanghai Zhan Lue Data Technology Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests											¥ 30,000,000
Acquired of equity interest											6.98%
Fan Sheng Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests									¥ 30,000,000	$ 4,370
Acquired of equity interest									3.22%	3.22%
Two Private Equity Fund One [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests									¥ 50,000,000
Two Private Equity Fund Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash consideration for equity interests									¥ 20,000,000
Guarantee and Quality Assurance Fund [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		21,794,353,000		19,350,705,000
Investor Reserve Funds [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		41,958,000		17,971,000
Cash Received From Investors Or Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		684,630,000		905,034,000
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		799,646,000		303,667,000
Demand Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash								¥ 390,000,000
Accounting Standards Update 2016-13 [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Increase in financial instruments	¥ 0
Cummulative effect on retained earnings	¥ 882,964,000
Grants [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues		62,517,000		53,739,000	1,682,000
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of initially applying the revenue standard on retained earnings		176,500,000
Operating revenues				511,077,000
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash held in escrow accounts		52,863,000
Realized and unrealized gain on short-term investments				96,061,000	35,516,000
Selling and Marketing Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses		¥ 710,203,000		702,508,000	779,737,000
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturities period		3 months	3 months
Insignificant equity method investments		¥ 25,000,000		25,000,000	25,000,000
Insignificant non-marketable equity method investments		¥ 13,952,000		13,952,000	13,952,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Statutory reserve contribution percentage on net profit		10.00%	10.00%
Insignificant equity method investments		¥ 5,000,000		5,000,000	5,000,000
Insignificant non-marketable equity method investments		¥ 209,000		¥ 209,000	¥ 209,000
Beijing Prosper Investment Consulting Co., Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's		100.00%	100.00%